Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories:
Finished goods and work in process	$ 416.0	$ 298.6
Raw materials	259.7	171.7
Net inventory	675.7	470.3
Inventory, LIFO Reserve	$ 165.1	$ 157.5
Percentage of LIFO Inventory	40.00%
Percentage of FIFO Inventory	60.00%